INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets	$ 222	$ 70
Deferred income tax liabilities	(2,053)	(1,930)
Deferred special mining duty asset (liabilities)	96	(253)
Deferred tax (liability) asset	$ (1,831)	$ (1,860)